[WESTCORE FUNDS LOGO]

                                 WESTCORE TRUST

                              WESTCORE SELECT FUND

                      Supplement dated December 1, 2001 to
                        Prospectus dated October 1, 2001

THIS SUPPLEMENT IS TO BE USED WITH THE PROSPECTUS DATED OCTOBER 1, 2001. THIS SUPPLEMENT, TOGETHER WITH THE PROSPECTUS, CONSTITUTES A CURRENT PROSPECTUS. TO REQUEST ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL 1-800-392-CORE (2673) OR DOWNLOAD A COPY FROM THE INTERNET AT WWW.WESTCORE.COM.

THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH UNDER THE HEADING, "INVESTMENT PERSONNEL" ON PAGE 63.

     TODGER ANDERSON, CFA, President of Denver Investment Advisors, has been primarily responsible for the day-to-day management of Westcore MIDCO Growth Fund since its inception (August 1, 1986). He is also responsible for the day-to-day co-management of Westcore Select Fund, effective December 1, 2001. Mr. Anderson has been a portfolio manager with Denver Investment Advisors and its predecessor, Denver Investment Advisors, Inc., since 1975. Mr. Anderson works with other securities analysts of the Adviser who from time to time purchase and sell specific securities under his supervision.

THE FOLLOWING INFORMATION REPLACES THE FOURTH PARAGRAPH UNDER THE HEADING, "INVESTMENT PERSONNEL" ON PAGE 63.

     WILLIAM S. CHESTER, CFA, Vice President and Director of Mid-Cap Growth Investing of Denver Investment Advisors, is responsible for the day-to-day co-management of the Westcore Select Fund, effective December 1, 2001. Mr. Chester has been conducting equity research for Denver Investment Advisors since 1986. In 2000, he assumed responsibility as Director of Denver Investment Advisors' equity growth research efforts. His educational background consists of a B.A. from the University of Colorado and an M.B.A. from the University of Denver. Mr. Chester works with other securities analysts of the Adviser who from time to time purchase and sell specific securities under his supervision.

THE LAST PARAGRAPH ON PAGE 4, UNDER THE HEADING, "WESTCORE SELECT FUND" IS DELETED IN ITS ENTIRETY.

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WC180

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